Commitments and Contingencies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of commitments and contingencies [abstract]
Information about exposure arising from leases not yet commenced to which lessee is committed	The Group has various lease contracts that have not yet commenced as of December 31, 2025.
Capital commitments related to property, plant and equipment	¥ 229.3	$ 33.1	¥ 310.7